Profit Before Income Tax - Additional Information (Detail) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2019 TWD ($)	Apr. 30, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Analysis of income and expense [Line Items]
Percentage of employees' compensation			0.20%	0.20%	0.20%
Percentage of remuneration to directors			0.40%	0.40%	0.15%
Gain recognized from remeasuring fair value of equity interest before business combination	$ 243,057	$ 8,126,000
Difference Between Employee Compensation Benefits And Director Remuneration Adjusted In Net Profit			$ 3	$ 100
Siliconware Precision Industries Co., Ltd. [member]
Analysis of income and expense [Line Items]
Gain recognized from remeasuring fair value of equity interest before business combination					$ 7,421,408
Bottom of range [member]
Analysis of income and expense [Line Items]
Percentage of employees' compensation			0.01%	0.01%
Top of range [member]
Analysis of income and expense [Line Items]
Percentage of employees' compensation			1.00%	1.00%
Percentage of remuneration to directors			0.75%	0.75%